Financial Risk Management and Fair Values of Financial Instruments - Maturity Profile of Non-derivative Financial Liabilities Based on Contracted Undiscounted Payments (Detail) - TWD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Short-term bank loans	$ 341,018
Long-term bank loans	14,316,256	$ 15,580,584
Lease liabilities	1,299,468	1,257,694
Guarantee deposits	21,186	21,235
Total	15,977,928	16,859,513
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Short-term bank loans	341,018
Long-term bank loans	3,525,490	2,469,744
Lease liabilities	253,805	267,759
Total	4,120,313	2,737,503
1 to 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	6,678,601	7,506,844
Lease liabilities	149,308	250,104
Total	6,827,909	7,756,948
3 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	3,061,642	4,273,199
Lease liabilities	71,714	57,856
Total	3,133,356	4,331,055
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	1,050,523	1,330,797
Lease liabilities	824,641	681,975
Guarantee deposits	21,186	21,235
Total	$ 1,896,350	$ 2,034,007